Loans Receivable - Loans Impaired, Loan Commitments and Loans Serviced (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Receivables [Abstract]
Recorded investment in impaired loans	$ 199,545	$ 251,274
TDRs included in impaired loans	156,858	207,377
Specific reserves on impaired loans	517	126
Average balance of impaired loans for year ended	228,398	274,530
Interest income from impaired loans for year ended	10,232	11,736
Outstanding fixed-rate origination commitments	400,426	425,130
Gross loans serviced for others	$ 77,958	$ 77,119